WARRANTS - Additional Information (Details)				3 Months Ended	9 Months Ended	12 Months Ended
	May 01, 2024 USD ($)	Nov. 13, 2023 USD ($) Days $ / shares shares	Jun. 16, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 12, 2023 shares	Jan. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares
Warrants
Exercise price of warrants						$ 11.5
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Warrants additional paid in capital | $			$ 2,511,759
Pre Funded Warrant Purchase Program [Member]
Warrants
Maximum purchase price of pre-funded warrants | $	$ 15,000,000
Purchase Price Equal Percentage	150.00%
Pre-funded warrant purchase price exercisable period	5 years
Purchase price per share minimum percentage of closing price per share on day immediately preceding date of purchase	110.00%
Effective direct or indirect discount to market price percentage	30.00%
Warrants issued | shares				665,410	837,116
Amount from issued pre-funded warrants | $				$ 600,000	$ 2,139,866
Warrants Exercised During The Period | shares					0
Minimum [Member] | Pre Funded Warrant Purchase Program [Member]
Warrants
Percentage Common Stock Exercise Price					125.00%
Maximum | Pre Funded Warrant Purchase Program [Member]
Warrants
Percentage Common Stock Exercise Price					140.00%
Common Stock [Member]
Warrants
Share issued price								$ 400
Common Stock [Member] | Previously Reported [Member]
Warrants
Share issued price								$ 10
Junior Notes not Repaid Nine Months after Issuance [Member]
Warrants
Warrants issued | shares					384,233
Public Warrants [Member]
Warrants
Class of warrant or right outstanding | shares				417,770	417,770	16,710,785		16,710,785
Warrants exercisable term after the completion of a business combination					30 days	30 days
Warrants and rights outstanding term				5 years	5 years	5 years
Share issued price				$ 460	$ 460	$ 11.5
Common stock, par value (in dollars per share)						0.0001
Public Warrants [Member] | Previously Reported [Member]
Warrants
Class of warrant or right outstanding | shares								16,710,785
Public Warrants [Member] | Common Stock [Member]
Warrants
Exercise price of warrants				$ 460	460	11.5
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Equals or Exceeds $10.00 [Member]
Warrants
Redemption price per warrant (in dollars per share)						$ 0.1
Minimum threshold written notice period for redemption of public warrants						30 days
Stock price trigger for redemption of warrants (in dollars per share)						$ 10
Threshold trading days for redemption of warrants						20 days
Threshold consecutive trading days for redemption of warrants						30 days
Threshold number of trading days before sending notice of redemption to warrant holders						3 days
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Equals or Exceeds $18.00 [Member]
Warrants
Redemption price per warrant (in dollars per share)						$ 0.01
Minimum threshold written notice period for redemption of public warrants						30 days
Stock price trigger for redemption of warrants (in dollars per share)						$ 18
Threshold trading days for redemption of warrants						20 days
Threshold consecutive trading days for redemption of warrants						30 days
Threshold number of trading days before sending notice of redemption to warrant holders						3 days
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Is Less Than $18.00 [Member]
Warrants
Stock price trigger for redemption of warrants (in dollars per share)						$ 18
Threshold trading days for redemption of warrants						20 days
Threshold consecutive trading days for redemption of warrants						30 days
Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Common Stock Equals Or Exceeds $720.00 [Member]
Warrants
Redemption price per warrant (in dollars per share)					$ 0.4
Minimum threshold written notice period for redemption of public warrants					30 days
Stock price trigger for redemption of warrants (in dollars per share)					$ 720
Threshold trading days for redemption of warrants					20 days
Threshold consecutive trading days for redemption of warrants					30 days
Threshold number of trading days before sending notice of redemption to warrant holders					3 days
Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Common Stock Equals Or Exceeds $400.00 [Member]
Warrants
Redemption price per warrant (in dollars per share)					$ 16
Minimum threshold written notice period for redemption of public warrants					30 days
Stock price trigger for redemption of warrants (in dollars per share)					$ 400
Threshold trading days for redemption of warrants					20 days
Threshold consecutive trading days for redemption of warrants					30 days
Threshold number of trading days before sending notice of redemption to warrant holders					3 days
Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Common Stock Is Less Than $720.00 [Member]
Warrants
Stock price trigger for redemption of warrants (in dollars per share)					$ 720
Threshold trading days for redemption of warrants					20 days
Threshold consecutive trading days for redemption of warrants					30 days
August 2024 Warrants Issued with Junior Notes [Member]
Warrants
Class of warrant or right outstanding | shares				19,892	19,892
Debt issuance costs | $				$ 7,691	$ 7,691
August 2024 Warrants Issued with Junior Notes [Member] | Minimum [Member]
Warrants
Sale price of warrants				$ 2.18	$ 2.18
August 2024 Warrants Issued with Junior Notes [Member] | Maximum
Warrants
Sale price of warrants				$ 3.18	$ 3.18
Junior Note Warrants [Member]
Warrants
Warrants to purchase company common stock | shares		550,000
Sale price of warrants		$ 5
Warrants expire date		Dec. 06, 2028
Proceeds from issuance of private placement | $		$ 5,500,000
Aggregate fair value of warrants | $		$ 2,668,169
Junior Note Warrants [Member] | Previously Reported [Member]
Warrants
Warrants to purchase company common stock | shares		22,000,000
Sale price of warrants		$ 0.25
Junior Note Warrants [Member] | Junior Notes not Repaid Six Months after Issuance [Member]
Warrants
Percentage of cash exercise price equal to volume weighted average price		120.00%
Percentage of additional warrants on principal		25.00%
Common stock trading days immediately prior to issuance | Days		10
Junior Note Warrants [Member] | Junior Notes not Repaid Nine Months after Issuance [Member]
Warrants
Percentage of cash exercise price equal to volume weighted average price		120.00%
Percentage of additional warrants on principal		25.00%
Common stock trading days immediately prior to issuance | Days		10
Senior Note Warrants [Member]
Warrants
Warrants to purchase company common stock | shares			47,238				287,972
Sale price of warrants			$ 41.2
Warrants expire date			Jun. 23, 2028
Proceeds from issuance of private placement | $			$ 9,225,000
Aggregate fair value of warrants | $		$ 3,401,366	$ 3,401,366
Senior Note Warrants [Member] | Previously Reported [Member]
Warrants
Warrants to purchase company common stock | shares			1,889,535				11,518,895
Sale price of warrants			$ 1.03